Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories
Cost of revenues	$ 660,391	$ 692,022	$ 789,071
Inventory write-down	$ 21,540	$ 22,211	$ 9,448